Securities Act File No. 033-69724

Investment Company Act File No. 811-08056

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 42 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43

(Check appropriate box or boxes)

PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 977-2947

Anthony Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

COPIES TO:

Benjamin T. Doherty, Esq.

JPMorgan Chase Bank, N.A.

70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen and State of Indiana, on the 21st day of May, 2013.

PRAXIS MUTUAL FUNDS

/s/ David Gautsche
David Gautsche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 42 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ David Gautsche	President	May 21, 2013
David Gautsche

/s/ Trent Statczar	Treasurer	May 21, 2013
Trent Statczar (Principal Financial Officer)

/s/ Larry Miller	Trustee	May 21, 2013
Larry Miller

**	Trustee	May 21, 2013
Don Weaver

*	Trustee	May 21, 2013
Karen Klassen Harder

*	Trustee	May 21, 2013
Donald E. Showalter

*	Trustee	May 21, 2013
Bruce Harder

*	Chairman and Trustee	May 21, 2013
R. Clair Sauder

**	Trustee	May 21, 2013
Candace L. Smith

* and ** By:

/s/ Anthony Zacharski
Anthony Zacharski
Attorney-in-fact
May 21, 2013

*	Pursuant to Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.
**	Pursuant to Power of Attorney filed in Post-Effective Amendment No. 25 to the Registration Statement on May 1, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase